SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE (Details) - $ / shares	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Share-Based Payment Arrangement [Abstract]
Exercise price	$ 0.10	$ 0.10
Expected term (years)	5 years 2 months 12 days	1 year
Expected stock price volatility	150.00%	158.20%
Risk-free rate of interest	5.58%	4.35%
Expected dividend rate	0.00%	0.00%